Directors' and key management remuneration - Directors (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Directors' and key management remuneration
Non-executive directors emoluments	£ 1,638	£ 1,547
Chair and executive directors emoluments	7,519	6,425
Short-term compensation expense, directors	9,157	7,972
Amounts receivable under long-term incentive plans and share option plans	3,279	1,471
Total	£ 12,436	£ 9,443